Provisions - Carrying Amounts and Movements in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Balance Opening	$ 20,683	$ 221,722
Provisions acquired in business combinations	15,260
Recognized	8,164
Adjustment to provision recognized	56,388	47,210
Payments	(55,908)	(250,942)
Accretion of discount	411	2,887
Reclassification		(1,444)
Foreign exchange translation losses	(1,807)	1,250
Balance Ending	43,191	20,683
Current portion	39,189	17,590	[1]
Non-current portion	4,002	3,093	[1]
Player Bonuses and Jackpots
Disclosure Of Other Provisions [Line Items]
Balance Opening	4,265	1,571
Provisions acquired in business combinations	8,349
Adjustment to provision recognized	55,734	48,146
Payments	(48,902)	(44,121)
Reclassification		(1,444)
Foreign exchange translation losses	(862)	113
Balance Ending	18,584	4,265
Current portion	18,584	4,265
Deferred Payment Provision
Disclosure Of Other Provisions [Line Items]
Balance Opening	6,300	202,515
Adjustment to provision recognized		(815)
Payments		(197,510)
Accretion of discount		2,048
Foreign exchange translation losses		62
Balance Ending	6,300	6,300
Current portion	6,300	6,300
Restructuring Provision
Disclosure Of Other Provisions [Line Items]
Provisions acquired in business combinations	1,614
Recognized	8,164
Foreign exchange translation losses	(65)
Balance Ending	9,713
Current portion	9,713
Other
Disclosure Of Other Provisions [Line Items]
Balance Opening	10,118	17,636
Provisions acquired in business combinations	5,297
Adjustment to provision recognized	654	(121)
Payments	(7,006)	(9,311)
Accretion of discount	411	839
Foreign exchange translation losses	(880)	1,075
Balance Ending	8,594	10,118
Current portion	4,592	7,025
Non-current portion	$ 4,002	$ 3,093

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.